COLT 2024-INV2 Mortgage Loan Trust ABS-15G

Exhibit 99.23

Client Name:	Hudson Advisors
Client Project Name:	COLT 2024-INV2
Start - End Dates:	2/7/2023 - 2/27/2024
Deal Loan Count:	308

Conditions Report 2.0

Loans in Report:	308
Loans with Conditions:	94

32 - Total Active Conditions
32 - Non-Material Conditions
27 - Credit Review Scope
6 - Category: Assets
6 - Category: Credit/Mtg History
6 - Category: Income/Employment
1 - Category: Insurance
1 - Category: Legal Documents
4 - Category: LTV/CLTV
3 - Category: Terms/Guidelines
5 - Property Valuations Review Scope
2 - Category: FEMA
3 - Category: Property
90 - Total Satisfied Conditions

73 - Credit Review Scope
2 - Category: Application
9 - Category: Assets
5 - Category: Credit/Mtg History
4 - Category: Income/Employment
15 - Category: Insurance
31 - Category: Legal Documents
1 - Category: LTV/CLTV
3 - Category: Terms/Guidelines
3 - Category: Title
17 - Property Valuations Review Scope
10 - Category: Appraisal
6 - Category: Property
1 - Category: Value
1 - Total Waived Conditions

1 - Credit Review Scope
1 - Category: Application

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